REALTYCRUNCH ACQUISITION (Narrative) (Details) $ in Thousands		12 Months Ended
	Jan. 11, 2021 USD ($) Share $ / shares shares	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 Share
Disclosure of detailed information about business combination [line items]
Options granted | Share		8,474	8,022
RealtyCrunch Inc [Member]
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 1,100	$ 1,100
Number of common share purchase warrants issued | shares	184
Warrants issued, exercise price | $ / shares	$ 1.36
Options granted | Share	2,441
Options, vesting period	4 years
Expenses incurred		38
Proprietary technology		563
Goodwill		$ 602